INCOME TAXES - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Income (loss) before provision of income tax	¥ 55,583,429	$ 7,828,762	¥ (874,511,343)	¥ 12,308,294
PRC statutory income tax rate	25.00%	25.00%
Income tax at statutory tax rate	¥ 13,895,857	$ 1,957,191	(218,627,836)	3,077,074
Tax rate differential	(16,505,297)	(2,324,722)	(6,593,155)	5,070,813
Over-accrued EIT for previous years	(2,401,420)	(338,233)	(2,025,370)
Impact of tax rate change			(878,656)
Non-deductible expenses	20,493,185	2,886,405	41,193,294	19,443,641
Research and development super-deduction			(7,943,499)	(10,177,551)
Impairment loss for goodwill not deductible for tax purposes	37,164,493	5,234,509
Non-taxable income	(1,550,421)	(218,372)	(382,978)
Change in valuation allowance	42,360,306	5,966,323	433,465,580	9,894,006
Income tax expenses	93,456,703	13,163,101	236,696,540	20,852,646
China
Income Taxes
Income (loss) before provision of income tax	¥ 8,156,352	$ 1,148,798	¥ (886,634,531)	¥ 64,790,713
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax			¥ (1,510,840)	¥ (6,455,337)